FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT -Schedule of detailed information about foreign currency risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Foreign currency denominated monetary liabilities	$ (2,751)	$ (157)
Foreign currency denominated monetary assets	3,482	1,163
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency denominated monetary liabilities	(1,331)	(54)
Foreign currency denominated monetary assets	3,291	300
ILS [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency denominated monetary liabilities	(1,420)	(103)
Foreign currency denominated monetary assets	$ 191	$ 863